Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	72,941
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 62,452	$ 1,959,107
ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	67,452	67,452	67,452
Shares Held By Subsidiaries, Value	$ 1,762,430	$ 56,182	$ 1,762,430
ASET
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	5,489
Shares Held By Subsidiaries, Value	$ 196,677	$ 6,270	$ 196,677
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	18,271,847	582,463	11,816,524
Fair value [member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	16,896,755	538,628	10,927,243
Fair value [member] | ASET
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 1,375,092	$ 43,835	$ 889,281